Share-based payments - Summary of non-vested stock award activity (Detail) - Non-vested - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-vested as of January 1	138,243	157,823	153,921
Granted	42,010	35,305	137,799
Vested	(59,066)	(54,501)	(132,880)
Forfeited	(443)	(384)	(1,017)
Non-vested as of December 31	120,744	138,243	157,823